Cash generated by operations (Tables)	12 Months Ended
Dec. 31, 2025
Cash Generated By Operations [Abstract]
Schedule of cash generated by operations

Figures in million - SA rand	Notes	2025	2024	2023
Loss for the year		(4,739)	(5,710)	(37,430)
Royalties	11.1	1,145	543	1,050
Carbon tax		—	2	2
Mining and income tax	11.2	4,328	1,496	(2,416)
Interest income	5.1	(1,568)	(1,337)	(1,369)
Finance expense	5.2	5,000	4,571	3,299
Profit/(loss) before interest, royalties, carbon tax and tax		4,166	(435)	(36,864)
Non-cash adjusting items:
Amortisation and depreciation	4	9,367	8,810	10,012
Section 45X credits	4	(5,885)	—	—
Share-based payments	6.6	2,114	251	113
Loss/(gain) on financial instruments	7	2,509	(5,574)	(101)
Foreign currency exchange adjustment		(454)	168	(1,647)
Share of results of equity-accounted investees after tax		(337)	(212)	1,174
Impairments and reversal of impairments	10	14,007	9,173	47,454
Provision for legal settlement cost	29.2	3,607	—	—
Gain on acquisition		—	—	(898)
Gain on remeasurement of previous interest in Kroondal	8.2	—	—	(298)
Onerous contract provision	29.2	(124)	(817)	1,865
Occupational healthcare loss/(gain)	30	49	(76)	(365)
Change in estimate of environmental rehabilitation obligation		477	433	(56)
Settlement of metals borrowings liability	21.2	(7,645)	(4,308)	—
Deferred revenue recognised	31	(4,221)	(1,768)	(1,252)
Cash adjusting items:
Early termination penalty relating to onerous contract provision	29.2	(45)	(665)	—
Payment of settlement of dispute	29.2	(3,565)	—	—
Payment of occupational healthcare liability	30	(35)	(26)	(130)
Other non-cash and cash adjusting items		(293)	(540)	(281)
Total cash generated by operations		13,692	4,414	18,726